Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) Agreement	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Vendor Agreement	Dec. 31, 2014 USD ($) Vendor	Dec. 31, 2013 USD ($) Vendor
Significant Accounting Policies [Line Items]
Number of vendors | Vendor			2	2	2
Deferred revenue			$ 26,733,000	$ 23,879,000
Membership enrollment fees recognition period			2 years
Membership fees recognition period			12 months
Equipment deposits	$ 5,253,000		$ 5,587,000	6,675,000
Cost of revenue	23,639,000	$ 25,946,000	113,492,000	100,306,000	$ 81,353,000
Selling, general and administrative	11,845,000	14,138,000	55,573,000	35,121,000	23,118,000
Advertising expenses			$ 9,349,000	7,272,000	5,731,000
Income tax positions			Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
Net cash paid for income taxes	$ 4,336,000	$ 211,000	$ 2,834,000	1,604,000	1,826,000
Number of tax receivable agreements | Agreement	2		2
Applicable tax savings			85.00%
Percentage of remaining tax savings			15.00%
Income tax rate maximum tax liability	3.50%		3.50%
Adjustments for New Accounting Principle, Early Adoption | Restatement Adjustment
Significant Accounting Policies [Line Items]
Reclassification of deferred financing cost from other assets to long-term debt				7,294,000
Direct TSG Investors and the Continuing LLC Owners
Significant Accounting Policies [Line Items]
Liability payable under tax benefit obligations			$ 142,000,000
Prior to November 7, 2012
Significant Accounting Policies [Line Items]
Net cash paid for income taxes					4,392,000
Point Of Sale System [Member]
Significant Accounting Policies [Line Items]
Cost of revenue			1,236,000	3,385,000	1,107,000
Placement Services [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative			3,452,000	2,743,000	$ 2,245,000
Area Development Agreements [Member]
Significant Accounting Policies [Line Items]
Deferred revenue			10,471,000	8,215,000
Franchise Fees [Member]
Significant Accounting Policies [Line Items]
Deferred revenue			$ 473,000	$ 205,000
Individual Franchise Agreements [Member]
Significant Accounting Policies [Line Items]
Franchisee initial term			10 years
Primary vendor for advertising services
Significant Accounting Policies [Line Items]
Number of vendors | Vendor			1	1	1
Cost of Goods, Product Line [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Significant Accounting Policies [Line Items]
Purchases from vendor			79.00%	66.00%	66.00%
Cost of Goods, Product Line [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Significant Accounting Policies [Line Items]
Purchases from vendor			18.00%	25.00%	27.00%
Cost of Goods, Product Line [Member] | Supplier Concentration Risk [Member] | Primary vendor for advertising services
Significant Accounting Policies [Line Items]
Advertising purchases from vendor			49.00%	61.00%	68.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Insured amount			$ 250,000,000